DEFERRED TAX	12 Months Ended
Dec. 31, 2024
Disclosure Of Deferred Tax [Abstract]
DEFERRED TAX
17. DEFERRED TAX
Deferred tax assets and liabilities are offset when they relate to the same fiscal authority, and there is a legally enforceable right to offset current tax assets against current tax liabilities.

Deferred tax assets and liabilities are presented on a gross basis in the consolidated statement of financial position for amounts attributable to different tax jurisdictions which cannot be offset. Deferred tax assets and liabilities are presented net on a consolidated basis within a tax jurisdiction when there is a legally enforceable right to fiscal consolidation. As at December 31, 2024, deferred tax is presented on a gross basis in the consolidated statement of financial position as it is related to different tax jurisdictions and not eligible for offset.
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As At December 31,
	2024	2023
Deferred tax asset	6,418	7,134
Deferred tax liability	(2,258)	(2,008)
Deferred tax asset, net	4,160	5,126
The change in the deferred income tax account is as follows:

	As of December 31
	2024	2023
Deferred tax, net at the beginning of the period	5,126	3,653
(Charged)/credited to the consolidated statement of comprehensive income (Note 22)	(588)	1,287
Translation differences	(378)	186
Deferred tax, net at the end of the period	4,160	5,126
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance is comprised of the following:

	As At December 31,
	2024	2023
Intangible assets - deferred tax assets	4,615	5,797
Intangible assets - deferred tax liability	(3,212)	(3,193)
Trading losses and other allowances	2,757	2,522
Net deferred tax assets	4,160	5,126

At December 31, 2024, the Group had unutilized trading losses and other allowances of $59,755 of which $24,861 were not recognized based on management’s performance projections for 2025 - 2029 and the related ability to utilize the tax losses and other allowances resulting in a recognition of a deferred tax asset of $2,757.

At December 31, 2024, the Group had unutilized capital allowances of $36,909 related to intangible assets, the balance was recognized in full based on management’s performance projections for 2025 – 2030 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $4,615.

At December 31, 2024, the Group had a deferred tax asset of $261 related to expected future tax refunds.

At December 31, 2024, deferred tax liability of $3,212 related to intangible assets acquired as a part of Roto Sports acquisition (Note 2).

At December 31, 2023, the Group had unutilized trading losses and other allowances of $52,390 of which $29,199 were not recognized based on management’s performance projections for 2024 – 2028 and the related ability to utilize the tax losses resulting in deferred tax asset recognition of $2,522.
At December 31, 2023, the Group had unutilized capital allowances of $58,665 related to intangible assets of which $12,289 were not recognized based on management’s performance projections for 2024 – 2030 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $5,797.

At December 31, 2023, the Group had a deferred tax asset of $116 in relation to expected future tax refund.

At December 31, 2023, deferred tax liability amounted to $3,193 and related to intangible assets acquired as a part of Roto Sports acquisition.